                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21232

                      FORTRESS PINNACLE INVESTMENT FUND LLC
               (Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th Floor, New York, NY                    10105
       (Address of principal executive offices)                       (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                        1

FINANCIAL STATEMENTS (Unaudited):

   Statement of Assets and Liabilities at June 30, 2007                        2

   Statement of Operations for the Six Months Ended June 30, 2007 and
   Financial Highlights for the Six Months Ended June 30, 2007 and the
   Years Ended December 31, 2006, 2005, 2004 and 2003 and the Period
   from November 1, 2002 through December 31, 2002                             3

   Statement of Cash Flows for the Year Ended June 30, 2007                    4

   Statements of Changes in Net Assets for the Six Months Ended June
   30, 2007 and the Year Ended December 31, 2006                               5

   Notes to Financial Statements                                               6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Members and Board of Directors of Fortress Pinnacle Investment Fund, LLC


We have reviewed the accompanying statement of assets and liabilities of Fortress Pinnacle Investment Fund, LLC (the "Company"), including the schedule of investments, as of June 30, 2007, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the six-month period ended June 30, 2007. These interim financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended December 31, 2006, and financial highlights for each of the four years in the period ended December 31, 2006 and for the period from November 1, 2002 through December 31, 2002, and in our report dated February 28, 2007, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.


                                          /s/ Ernst & Young


August 27, 2007
New York, New York

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

                                               June 30, 2007
                                               -------------
ASSETS
   Receivable from underwriter                    $182,974
   Cash and cash equivalents                           811
   Other receivables                                    20
                                                  --------
                                                   183,805
                                                  --------
LIABILITIES
   Other liabilities                                    26
   Preferred equity (mandatorily redeemable)            52
                                                  --------
                                                        78
                                                  --------
NET ASSETS, representing members' capital         $183,727
                                                  ========
NET ASSETS CONSISTS OF:
   Capital paid in                                $ 26,284
   Capital distributed                             (17,462)
   Undistributed net investment income              10,828
   Undistributed realized gains                    164,077
                                                  --------
                                                  $183,727
                                                  ========

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS
(dollar amounts in thousands)

                                                          (Unaudited)
                                                       Six Months Ended
                                                         June 30, 2007
                                                       ----------------
Income
   Interest income                                         $     227
                                                           ---------
                                                                 227
                                                           ---------
Expenses
   Audit fees                                                     21
   Directors' fees                                                 9
   Preferred dividends                                             3
   Operating expense                                              45
                                                           ---------
                                                                  78
                                                           ---------
Net investment income                                            149
Net unrealized loss on investment                           (261,803)
Net realized gain on investment                              279,857
                                                           ---------
Net gain on investment                                        18,054
                                                           ---------
Net increase in net assets resulting from operations       $  18,203
                                                           =========

FINANCIAL HIGHLIGHTS

                                                                                                      Period from
                                                    (Unaudited)        Year Ended December 31,     November 1, 2002
                                                  Six Months Ended   ---------------------------       through
                                                    June 30, 2007    2006    2005    2004   2003   December 31, 2002
                                                  ----------------   ----   -----   -----   ----   -----------------
Disclosure of certain ratios:
   Ratio of total expenses to average net
      assets**                                            0.1%*       0.1%    0.1%    0.2%   0.0%        0.0% *
   Ratio of allocations to the Advisory Member            0.0%        0.0%    0.0%    0.5%   0.1%        0.5%
                                                         ----        ----   -----   -----   ----        ----
   Ratio of expenses and allocations to average
      net assets                                          0.1%*       0.1%    0.1%    0.7%   0.1%        0.5% *
                                                         ====        ====   =====   =====   ====        ====
   Ratio of net investment income/(loss) to
      average net assets**                                0.1%*       4.2%    5.0%    7.2%  (0.1)%      (0.1)% *
   Portfolio turnover rate                                0.0%*       0.0%    0.0%    0.0%   0.0%        0.0% *
   IRR since inception***                                82.3%       87.1%  104.4%  125.8%  18.8%        0.0%
   Total return                                          10.0%       26.9%   66.5%  392.9%  29.5%       (0.1)%

*    Annualized

**   Does not reflect allocations to the advisory member

***  Net of allocations to the advisory member

Ratios to average net assets, total return and IRRs are calculated for the members, excluding the advisory member, as a whole. The computation of such ratios and IRRs for an individual member may vary from these ratios, total return and IRRs based on different management fee and incentive arrangements, and the timing of capital transactions.

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

                                                                Six Months Ended
                                                                  June 30, 2007
                                                                ----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations               $  18,203
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating
   activities:
   Net unrealized loss on investment                                 261,803
   Net realized gain on investment                                  (279,857)
   Proceeds from sale of investment                                  105,669
   Change in:
      Due to affiliate                                                    (8)
      Accounts payable and other liabilities                             (28)
                                                                   ---------
Net cash provided by operating activities                            105,782
                                                                   ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions                                                  --
   Capital distributions                                            (115,779)
                                                                   ---------
Net cash used in financing activities                               (115,779)
                                                                   ---------
NET DECREASE IN CASH AND CASH EQUIVALENTS                             (9,997)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                        10,808
                                                                   ---------
CASH AND CASH EQUIVALENTS, END OF PERIOD                           $     811
                                                                   =========

Supplemental disclosure of cash flow information:

Excluded from proceeds from sale of investment are $183.0 million of sales proceeds receivable from underwriter at June 30, 2007.

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

                                                       Six Months Ended
                                                         June 30, 2007        Year Ended
                                                          (Unaudited)     December 31, 2006
                                                       ----------------   -----------------
Increase in net assets resulting from operations
   Net investment income                                  $     149            $ 10,679
   Net unrealized gain/(loss) on investment                (261,803)             48,857
   Net realized gain on investment                          279,857                  --
                                                          ---------            --------
Net increase in net assets resulting from operations         18,203              59,536
Capital contributions                                            --                  --
Capital distributions                                            --                  --
Distributions of realized gains                            (115,779)                 --
Distributions of net investment income                           --                  --
                                                          ---------            --------
Net increase/(decrease) in net assets                       (97,576)             59,536
Net assets, beginning of period                             281,303             221,767
                                                          ---------            --------
Net assets, end of period                                 $ 183,727            $281,303
                                                          =========            ========
Undistributed net investment income                       $  10,828            $ 10,679
                                                          =========            ========

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2007

1.   ORGANIZATION

     Fortress Pinnacle Investment Fund LLC (the "Company") was formed on July 24, 2002 as a Delaware limited liability company and operates as a closed-end, non-diversified registered management investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company was formed primarily to invest in the common stock of Global Signal Inc. ("GSL") (formerly Pinnacle Holdings Inc.), a cell tower leasing company. The Company also invested in Pinnacle Towers Acquisition Inc. ("PTA"), which was subsequently merged into Global Signal Inc.

     The members of the Company include Weyerhaeuser Company Master Retirement Trust ("Weyerhaeuser"), Aurora Cayman Limited ("Aurora"), Morgan Stanley Private Markets Fund I ("Morgan Stanley"), Howard Hughes Medical Institute ("HHMI") and FIG Advisors LLC ("FIG" and together with Weyerhaeuser, Aurora, Morgan Stanley and HHMI, the "Members"), with FIG acting as Advisory Member. The liability of each member is limited to the amount of capital contributions required to be made by such member in accordance with the provisions of the Company's operating agreement, as amended. The operating agreement provides that, unless terminated earlier in accordance with the Act, the Company can be terminated by a vote of 75% of the membership interests and 75% of the preferred equity interests described in
     Note 4.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). As a RIC, the Company reports its investments at fair value.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, the Company may encounter two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on the Company's investments in securities that results from a counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by the Company. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2007

     VALUATION OF INVESTMENTS - Investments in securities traded on a national securities exchange are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, if any, for which the last quoted asked price is used.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each Member is individually responsible for reporting income or loss based upon their respective share of the Company's income and expenses as reported for income tax purposes.

     DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded when paid. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to GAAP/tax differences in the character of income and expense recognition. During the six months ended June 30, 2007, the Company paid distributions in the amount of $115.8 million.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date of receipt.

     CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

     RECENT ACCOUNTING PRONOUNCEMENTS - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained on review by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Company adopted FIN 48 on January 1, 2007. The adoption of FIN 48 did not have a material effect on the Company's financial condition or results of operations.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. The adoption of SFAS 157 is not expected to have a material impact on the Company's financial condition or results of operations.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2007

     In June 2007, Statement of Position No. 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1") was issued. SOP 07-1 addresses whether the accounting principles of the Audit and Accounting Guide for Investment Companies may be applied to an entity by clarifying the definition of an investment company and whether those accounting principles may be retained by a parent company in consolidation or by an investor in the application of the equity method of accounting. SOP 07-1 applies to reporting periods beginning on or after December 15, 2007. Management has determined that the Company continues to meet the definition of an investment company under this new guidance.

     In February 2007, the FASB issued SFAS No. 159, "The Fair Value option for Financial Assets and Financial Liabilities." SFAS 159 permits entities to choose to measure many financial instruments, and certain other items, at fair value. SFAS 159 applies to reporting periods beginning after November 15, 2007. The Company is currently evaluating the potential impact of the adoption of SFAS 159.

3.   ALLOCATIONS TO MEMBERS

     Net Profits, as defined, are first allocated to FIG in an amount equal to a cumulative return of 1.5% per annum on all capital contributions provided that FIG shall receive no more than 1.5% of total capital contributions. Such amount was allocated and paid to FIG in 2004.

     Remaining Net Profits are then allocated to holders of the preferred equity interest in accordance with its terms, then to the Members other than FIG. Net Losses, as defined, are first allocated to the Members other than FIG or holders of the preferred equity interest until their capital accounts have a zero balance. Remaining Net Losses are then allocated to holders of the preferred equity interest until their capital accounts have a zero balance, then to the Members other than FIG or holders of the preferred equity interest.

4.   PREFERRED EQUITY INTERESTS

     The Company has issued preferred equity interests in the aggregate amount of $52,000 to 104 qualified investors. Such securities receive a 10% cumulative preferred return, payable out of the Company's Net Profits.

     As of June 30, 2007, the liquidation preference of the preferred equity interest is $54,600.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2007

5. MERGER OF CROWN CASTLE INTERNATIONAL CORP. WITH GLOBAL SIGNAL INC. AND SALE OF SHARES

     On January 12, 2007, Global Signal Inc. ("GSL") completed its announced merger with Crown Castle International Corp. ("Crown Castle") and CCGS Holdings LLC, a wholly owned subsidiary of Crown Castle ("Merger Sub"). In connection with the merger, the Company received $8.16 in cash proceeds and
     1.375 shares of Crown Castle common stock in exchange for each share of GSL stock. Subsequent to the merger, the Company sold 1.9 million Crown Castle shares back to Crown Castle for $33.87 per share.

     On June 28, 2007, all of the Company's remaining shares of Crown Castle International Corp. were sold at $35.30 per share through an underwritten offering. Total proceeds in the amount of $183.0 million, which are reflected as Receivable From Underwriter on the Statement of Assets and Liabilities, as of June 30, 2007, were received on July 5, 2007.

6.   SUBSQUENT EVENT

     On August 8, 2007, the Company's board approved a resolution to liquidate and terminate the Company in accordance with its Limited Liability Company Agreement.

FORTRESS PINNACLE INVESTMENT FUND LLC
Supplemental Information (Unaudited)

I. Board of Managers Information

Aggregate remuneration paid by Fortress Pinnacle Investment Fund LLC (the "Registrant") during the period January 1 to June 30, 2007 to all Managers equals $8,687.

The Statement of Additional Information includes additional information about directors and is available upon request without charge by calling collect (212) 798-6100.

II. Proxy Voting

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC's website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling collect (212) 798-6100 and (ii) on the SEC's website at http://www.sec.gov.

III. Portfolio Holdings

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

As of June 30, 2007, the Registrant did not have any portfolio holdings. In June 2007, the Registrant sold its remaining shares of Crown Castle International Corp. and total proceeds in the amount of $183.0 million are reflected as Receivable From Underwriter on the statement of Assets and Liabilities as of June 30, 2007.

ITEM 2. CODE OF ETHICS.

Not required for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

The Registrant had no investments as of June 30, 2007.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

Not required for semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There have not been any changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal controls over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.

(b) Certification pursuant to Rule 30a-2(b) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Pinnacle Investment Fund LLC


By: /s/ Jeffrey Rosenthal
    --------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    --------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: September 7, 2007


By: /s/ Jeffrey Rosenthal
    --------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 7, 2007